SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars" or "$") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

Application of new and revised International Financial Reporting Standards	Application of new and revised International Financial Reporting Standards
•Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2024. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.

The Company has adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2024:

Amendments to IAS 1	Classification of Liabilities as Current or Non-Current
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

Those amendments did not have any material impact on the Company's accounting policies and did not require retrospective adjustments.

•New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 18	Presentation and Disclosures in Financial Statements (1)
Annual improvements to IFRS Accounting Standards	Volume 11 (2)
Amendments to IAS 21	Lack of Exchangeability (3)

[1] Effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted.
[2] Effective for annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted.
[3] Effective for annual reporting periods beginning on or after January 1, 2025. Earlier application is permitted.

• On April 9, 2024 IASB issued Presentation and Disclosures in Financial Statements (IFRS 18) to include requirements for the presentation and disclosure of information in financial statements.

The management of the Company is currently assessing the impacts of the application of this amendment on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2027. Earlier application is permitted. The Company has not opted for early application.

• On July 18, 2024 IASB issued the amendments listed below as part of the 'Annual improvements to IFRS Accounting Standards - Volume 11'.

Basis of consolidation	Basis of consolidation
These consolidated financial statements include the consolidated statements of financial position, comprehensive income and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

Acquisitions	Acquisitions
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred to the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related charges are recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

•deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits respectively; and
•liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business, and the fair value of the acquirer's previously held equity interest in the acquired business (if any) over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business and the fair value of the acquirer's previously held equity interest in the acquired business (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity's net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests' proportionate share of the recognized amounts of the acquired business identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.
When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the 'measurement period' (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 3 and IFRS 13, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Company's previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.

Arrangements that include remuneration of former owners of the acquiree for future services are excluded of the acquisitions and will be recognized as expense during the required service period.

Goodwill	Goodwill
Goodwill arising in a business combination is carried at cost as established at the acquisition date of the business less accumulated impairment losses, if any. For the purpose of impairment testing, goodwill is allocated to a unique cash generating unit (CGU).

Goodwill is not amortized and is reviewed for impairment at least annually or more frequently when there is an indication that the business may be impaired. If the recoverable amount of the business is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the business and then to the other assets of the business pro-rata on the basis of the carrying amount of each asset in the business. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statement of comprehensive income. An impairment loss recognized for goodwill is not reversed in a subsequent period.

The Company has not recognized any impairment loss in the years ended December 31, 2024, 2023 and 2022.

Revenue recognition	Revenue recognition
The Company generates revenue primarily from the provision of software development, testing, infrastructure management, application maintenance, outsourcing services, consultancy and Services over Platforms (SoP). SoP is a new concept for the services industry that aims to deliver digital journeys in more rapid manner providing specific platforms as a starting point and then customizing them to the specific need of the customers. Revenue is measured at the fair value of the consideration received or receivable.

The Company’s services are performed under time-and-material, fixed-price and licenses contracts. For revenues generated under time-and-material contracts, revenues are recognized as a single performance obligation satisfied over time, using an input method based on hours incurred. The majority of such revenues are billed on an hourly, daily or monthly basis whereby actual time is charged directly to the client.
The Company recognizes revenues from fixed-price contracts applying the input or output methods depending on the nature of the project and the agreement with the customer, recognizing revenue on the basis of the Company’s efforts to the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation, or recognizing revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client. The inputs and outputs are selected based on how faithfully they depict the Company's performance towards complete satisfaction of the performance obligation.

These methods are followed where reasonably dependable estimates of revenues and costs can be made. Fixed-price projects generally correspond to short-term contracts. Some fixed-price contracts are recurring contracts that establish a fixed amount per month and do not require the Company to apply significant judgment in accounting for those types of contracts. In consequence, the use of estimates is only applicable for those contracts that are on-going at the year end and that are not recurring.

Reviews to these estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified. If the estimates indicate that a contract loss will be incurred, a loss provision is recorded in the period in which the loss first becomes probable and reasonably estimable. Contract losses are determined to be the amount by which the estimated costs of the contract exceed the estimated total revenues that will be generated by the contract and are included in cost of revenues in the consolidated statement of comprehensive income. Contract losses for the periods presented in these consolidated financial statements were immaterial.

The Company provides hosted access to software applications for a license fee. The revenue from these licenses contracts is recognized at a point in time, given that the performance obligation is satisfied when the contract is signed by the customer and the Company. In some cases, as licenses resales, the Company acts as an agent because the performance obligation is to arrange for the service to be provided to the customer by another party (the owner of the software applications). Consequently, the revenue is measured as the amount of the commission, which is the net amount of consideration that the Company retains after paying the other party the consideration received in exchange for the services to be provided by that party.

Leases	Leases
The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (leases with a lease term of 12 months or less) and leases of low value assets (assets with a value of 5 or less when new). For these leases, the Company recognizes the lease payments as an operating expense on a straight line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•fixed payments, less any lease incentives receivable;
•variable lease payments that are based on an index or a rate;
•payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee's incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right–of–use asset) whenever:
1.the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
2.the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
3.a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The Company made adjustments related to leases that are subject to changes in the consumer price index. As of December 31, 2024 and 2023, such adjustments amounted to 6,201 and 2,553 respectively.

Right-of-use asset are measured at cost comprising the following:
•the amount of the initial measurement of lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs and restoration costs.

Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. The costs are included in the related right–of-use asset.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Company applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in note 3.10.
In determining the lease term, management considers all fact and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options and periods after termination options are only included in the lease term if the lease is reasonably certain to be extended or not terminated. The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee.
Foreign currencies	Foreign currencies
The functional currency of the Company and most of its subsidiaries is the U.S. dollar, except for some subsidiaries where their functional currency is their respective local currency considering it is the primary economic environment in which the subsidiary operates.

In preparing these consolidated financial statements, transactions in currencies other than the functional currency (“foreign currencies”) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are kept at the original translated cost. Exchange differences are recognized in profit and loss in the period in which they arise.

In the case of the subsidiaries with a functional currency other than the U.S. dollar, assets and liabilities are translated at current exchange closing rates at the date of that balance sheet, while income and expense are translated at the date of the transaction rate. The resulting foreign currency translation adjustment is recorded as a separate component of accumulated other comprehensive income (loss) in equity.
Accounting standards are applied on the assumption that the value of money (the unit of measurement) is constant over time. However, when the rate of inflation is no longer negligible, a number of issues arise impacting the true and fair nature of the accounts of entities that prepare their financial statements on a historical cost basis. To address such issues, entities apply IAS 29 Financial Reporting in Hyperinflationary Economies from the beginning of the period in which the existence of hyperinflation is identified. Based on the statistics published on July 17, 2018, Argentina's economy started to be considered hyperinflationary. As of December 31, 2024 and 2023, the 3-year cumulative rate of inflation for consumer prices in Argentina is 1,221% and 816%, respectively. As of December 31, 2024 and 2023, the Company assessed that the effects of inflation are not material to the financial statements, since the most significant Argentine subsidiaries have the U.S. dollars as their functional currency, except for Globers S.A. and KTBO S.A.
Borrowing costs	Borrowing costs The Company does not have borrowings attributable to the construction or production of assets. All borrowing costs are recognized in profit and loss under finance loss.
Taxation	Taxation
3.7.1 – Income taxes – current and deferred

Income tax expense represents the estimated sum of income tax payable, global minimun tax and deferred tax.

3.7.1.1 – Current income tax

The current income tax payable is the sum of the income tax determined in each taxable jurisdiction, in accordance with their respective income tax regimes.

Taxable profit differs from profit as reported in the consolidated statement of comprehensive income because taxable profit excludes items of income or expense that are taxable or deductible in future years and it further excludes items that are never taxable or deductible. The Company's liability for current income tax is calculated using tax rates that have been enacted or substantively enacted as of the date of issuance. The current income tax charge is calculated on the basis of the tax laws in force in the countries in which the consolidated entities operate.

Globant S.A, is subject to a corporate income tax rate of 17.00% on taxable income exceeding EUR 200, leading to an overall tax rate of 24.94% in Luxembourg (taking into account the solidarity surtax of 7.00% on the CIT rate, and including the 6.75% municipal business tax rate applicable). On December 11, 2024, The Luxembourg Chamber of Deputies resolved a reduction in the corporate tax rate from 17.0% to 16.0%, leading to an overall tax rate of 23.87% for the fiscal year beginning on the 1st January 2025.

The holding companies located in Spain elected to be included in the Spanish special tax regime for entities having substantially all of their operations outside of Spain, known as “Empresas Tenedoras de Valores en el Exterior” (“ETVE”). Globant España S.A was registered in 2008. Under the ETVE regime, dividends distributed from its foreign subsidiaries as well as any gain resulting from disposal are subject to 95% of tax exemption effective from January 1st, 2020. In order to be entitled to the benefit, among other requirements, the main activity of the entities must be the administration and management of equity instruments from non-Spanish entities and such entities must be subject to a tax regime similar to that applicable in Spain for non-ETVEs companies. As of December 31, 2024 and 2023, the Spanish Holding companies received dividends distributions for 183,666 and 236,909, respectively. If this tax exemption would not apply, the applicable tax rate should be 25%. The Company´s Spanish subsidiaries are subject to a 25% corporate income tax rate.

Starting fiscal year 2021, Argentina has progressive system of corporate income tax rates ranging from 25% to 35% .

On May 22, 2019, the Argentine Congress enacted Law No. 27,506 ("Ley de Economía del Conocimiento"), which provides a promotional regime for the Knowledge Economy, which was modified by means of Law No. 27,570, published on October 26, 2020 ("Knowledge based Economy Law"). The Knowledge based Economy Law is valid from January 1, 2020 until December 31, 2029, and aims to promote economic activities that apply knowledge and digitization of information, supported by advances in science and technology, to obtain goods and services and improve processes.

The beneficiaries of the regime will enjoy the following benefits:
– Stability in the enjoyment of benefits.
– Beneficiaries who carry exports within the promoted activity, are not subject to any withholding and/or collection VAT regimes.
– A reduced corporate income tax rate applied to the promoted activities. The reduction is applied on the general tax rate as follows: (i) 60% for micro and small enterprises, (ii) 40% for medium-sized enterprises, and (iii) 20% for large enterprises.
– In addition, beneficiaries will be allowed to deduct as an expense, the withholding tax paid of foreign taxes, if the taxed income constitutes an Argentine source of income.
– A non-transferable tax credit of up to 70% of amounts paid for certain social security taxes (contributions) for the employees associated with the promoted activities. The credit may be offset against value-added tax liabilities within 24 months of its issuance. The credit will be increased to 80% to newly-onboarded employees if they comply with some specific considerations.
- The beneficiaries that export at least 70% of its annual sales originated in the promoted activities, will be allowed to transfer for one time the credit, up to an amount equivalent to the percentage of exports for each period
– A 0% rate of export duties applicable to the export of services promoted by the Law.

The entities, BSF S.A , IAFH Global S.A and Sistemas Globales S.A., were approved as beneficiaries of the Knowledge Economic Law by the Subsecretary of Knowledge Economy.

The benefits are subject to an annual amount determined in the annual national budget in Argentine Pesos. On December 27, 2024, through Decree No. 1131/2024, the Argentine Executive Branch established the extension of the annual national budget that was in force in 2023, meaning that the nominal amount in Argentine pesos for this benefit is the same as in 2023. Considering the inflationary context in Argentina, this implies that this benefit is adversely impacted until a new annual national budget is approved .

The Company’s Uruguayan subsidiary Sistemas Globales Uruguay S.A. is domiciled in a tax free zone and has an indefinite tax relief of 100% of the income tax rate and an exemption from VAT.

3.7.1.2 – Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets including tax loss carry forwards are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the entities are able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. The Company has not recorded any current or deferred income tax in other comprehensive income or equity in any each of the years presented, except for deferred income tax arising from the share-based compensation plan, for the deferred income tax arising from hedge instruments and for the translation of deferred tax assets and liabilities arising from subsidiaries with functional currencies other than U.S. dollar.
Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Under IFRS, deferred income tax assets (liabilities) are classified as non-current assets (liabilities).

3.7.1.3 – Uncertain tax treatments

The Company determines the accounting for tax position when there is uncertainty over income tax treatments as follows. First, the Company determines whether uncertain tax positions are assessed separately or as a group; and then, the Company assesses whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the Company determines its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If not, the Company reflects the effect of uncertainty in determining its accounting tax position using either the most likely amount or the expected value method. The Company discloses in note to the consolidated financial statements certain matters related to the interpretation of income tax laws for which there is a possibility that a loss may have been incurred.

As of December 31, 2024 and 2023, there are certain matters related to the interpretation of income tax laws for which there is a possibility that a loss may have been incurred (assessed as not probable), as of the date of the financial statements in accordance with IFRIC 23 in an amount of 8,186 and 4,544, related to assessments for the fiscal years 2018 to 2024 and 2017 to 2023, respectively. No formal claim has been made for fiscal years within the statute of limitation by Tax authorities in any of the mentioned matters, however those years are still subject to audit and claims may be asserted in the future.

3.7.1.4 – OECD PILLAR TWO MODEL RULES

The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation (Global minimum tax) was enacted in Luxembourg, the location of the Group's ultimate parent entity on December 22, 2023, by Law A864 that transposed the Council Directive (EU) 2022/2523 of December 15, 2022. It came into effect for the Group's financial year, beginning on January 1, 2024.

These rules are designed to ensure large multinational enterprises within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, the “Pillar Two model rules” apply a system of top-up taxes to bring the enterprise’s effective tax rate in each jurisdiction to a minimum of 15%.

1. Safe Harbour Testing.

Most jurisdictions are safe harboured with some top-up tax expected to be due.

The Group performed an impact analysis of the OECD transitional safe harbour rules (as transposed into national legislation). The Group concluded that the majority of jurisdictions will not be subject to top-up tax due to the application of one of the transitional safe harbour rules with the exception of Uruguay and other minor jurisdictions.

2. Top-up tax to be determined.

The Group performed the detailed calculation in accordance with the Pillar Two rules and recognized an estimate tax expense amounting 6,625 as of December 31, 2024.

3. Deferred taxes.

The Group applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

Property and equipment	Property and equipment
Fixed assets are valued at acquisition cost, net of the related accumulated depreciation and accumulated impairment losses, if any.
Depreciation is recognized so as to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method.

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Lands and properties under construction are carried at cost, less any recognized impairment loss. Properties under construction are classified to the appropriate categories of property and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use. Land is not depreciated.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss. As of December 31, 2024 and 2023, the Company has derecognized property and equipment for an amount of 468 and 574, respectively.

The value of fixed assets, taken as a whole, does not exceed their recoverable value.

Intangible assets	Intangible assets
Intangible assets include licenses, customer relationships, customer contracts, non-compete agreements, platforms and cryptocurrencies. The accounting policies for the recognition and measurement of these intangible assets are described below.

3.9.1 – Intangible assets acquired separately

Intangible assets with finite useful life that are acquired separately (licenses) are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the intangible assets estimated useful lives. The estimated useful lives and amortization method are reviewed at the end of each annual reporting period, with the effect of any changes in estimates being accounted for on a prospective basis.

3.9.1.1 - Cryptocurrencies

The Company accounts for its crypto assets as indefinite-lived intangible assets in accordance with IAS 38 "Intangible Assets". Bitcoin, Ethereum and Stable Coin are cryptocurrencies that are considered to be an indefinite lived intangible asset because they lack physical form and there is no limit to its useful life, they are not subject to amortization but they are tested for impairment.

The Company's crypto assets are initially recorded at cost. Subsequently, they are measured at cost, net of any impairment losses incurred since acquisition. The Company performs monthly analysis to identify possible impairment. If the carrying value of the crypto asset exceeds the fair value based on the quoted price in the active exchange market, the Company will recognize an impairment loss equal to the difference between the fair value and the book value in the consolidated statement of comprehensive income. Gains, if any, will not be recognized until realized upon sale in the consolidated statement of comprehensive income. Further details are disclosed in note 16. As of December 31, 2024 and 2023, the Company has recognized a gain of 174 and 822 as reversal of impairment, respectively.

3.9.2 – Intangible assets acquired in a business combination

Intangible assets acquired in a business combination (customer relationships, customer contracts, non-compete agreements, software and platforms) are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses if any, on the same basis as intangible assets acquired separately.
3.9.3 – Internally-generated intangible assets

Intangible assets arising from development are recognized if, and only if, all the following have been demonstrated:
- the technical feasibility of completing the intangible asset so that it will be available for use or sale;
- the intention to complete the intangible asset and use or sell it;
- the ability to use or sell the intangible asset;
- how the intangible asset will generate probable future economic benefits;
- the ability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
- the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated assets is the sum of expenditure incurred (including employee costs and an appropriate proportion of overheads) from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Capitalized intangible assets are amortized from the point at which the asset is ready for use. Subsequent to initial recognition, intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Costs associated with maintaining software programs are recognized as an expense as incurred.

3.9.4 – Derecognition of intangible assets
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in profit or loss when the asset is derecognized. As of December 31, 2024 and 2023, the Company has derecognized intangible assets for an amount of 2,310 and 560, respectively.
Impairment of tangible and intangible assets excluding goodwill	Impairment of tangible and intangible assets excluding goodwill
At each balance sheet date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit or the business, as the case may be.

The recoverable amount of an asset is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of comprehensive income for the year.
As of December 31, 2024, the Company recognized an impairment loss of 1,751. As of December 31, 2023 and 2022 the Company did not recognize impairments related to intangible assets.
Contingent liabilities	Contingent liabilities
The Company has existing or potential claims, lawsuits and other proceedings. Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation, and the advice of the Company’s legal advisors.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably. The amount of the recognized receivable does not exceed the amount of the provision recorded.

Financial assets	Financial assets
On initial recognition, a financial asset is classified as measured at: (i) amortized cost (ii) fair value through other comprehensive income (FVOCI) or (iii) fair value through profit or loss (FVTPL). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

3.12.1 – Amortized cost and effective interest method

A financial asset is measured at amortized cost if both of the following conditions are met, and if it is not designated as at FVPL:
-    It is held within a business model whose objective is to hold financial assets to collect contractual cash flow;
-    Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The effective interest method is a method of calculating the amortized cost of an instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the instrument, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.12.2 – Financial assets measured at FVOCI

A financial asset is measured at FVOCI if both of the following conditions are met, and if it is not designated as at FVPL:
-    It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets
-    Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

The change in fair value of financial assets measured at FVOCI is accumulated in the investment revaluation reserve until they are derecognized. When a financial asset measured at FVOCI is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment.

3.12.3 – Financial assets measured at FVPL

All financial assets not classified as measured at amortized cost or FVOCI as described above, are measured at FVPL.

Financial assets at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset and is included in the ‘Other financial results, net’ line.

3.12.4 - Derivative financial instruments

The Company enters into foreign exchange forward contracts and swaps. Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.
A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the financial statements unless the Company has both a legally enforceable right and intention to offset. The impact of the futures and forward contracts on the Company’s financial position is disclosed in note 18 and 29. A derivative is presented as a non–current asset or a non–current liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

The Company designates certain derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:
- there is an economic relationship between the hedged item and the hedging instrument;
- the effect of credit risk does not dominate the value changes that result from that economic relationship; and
- the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Company actually hedges and the quantity of the hedging instrument that the Company actually uses to hedge that quantity of hedged item.

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Company adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again.

The Company designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.

Movements in the hedging reserve in equity are detailed in note 30.3.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘Other financial results, net’ line item. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item.

The Company discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognized in other comprehensive income and accumulated in cash flow hedge reserve at that time remains in equity and is reclassified to profit or loss when the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in cash flow hedge reserve is reclassified immediately to profit or loss.

3.12.5 - Investment in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. Under the equity method, an investment in associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate.
3.12.6 – Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets, other than those at FVTPL. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Company always recognizes lifetime expected credit losses ("ECL") for trade receivables, using a simplified approach. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

A significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment, unless the Company has reasonable and supportable information that demonstrates otherwise.

Definition of default

A default on a financial asset is when the counterparty fails to make contractual payments within 90 days of when they fall due, unless an entity has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired include observable data about the following events:
a. significant financial difficulty of the issuer or the borrower;
b. a breach of contract, such as a default or past due event;
c. the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
d. it is becoming probable that the borrower will enter bankruptcy or other financial reorganization;
e. the disappearance of an active market for that financial asset because of financial difficulties; or
f. the purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.
It may not be possible to identify a single discrete event-instead, the combined effect of several events may have caused financial assets to become credit-impaired.

Write-off policy

Financial assets' carrying amounts are reduced through the use of an allowance account on a case-by-case basis. When a financial asset is considered uncollectable, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit and loss.
Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default and the exposure at default. The assessment of the probability of default and loss given default is based on historical data, adjusted by forward-looking information as described above. The exposure of default is represented by the asset's gross carrying amount at the reporting date.

To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Financial assets other than trade receivables, have been grouped at the lowest levels for which there are separately identifiable cash flows.

No significant changes to estimation techniques or assumptions were made during the reporting period.

3.12.7 – Derecognition of financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

As of December 31, 2024 the Company incurred in a collection in advance benefit that some clients offer with JP Morgan and Citibank for a total amount of 154 and 8,586, respectively. The Company considers that it has substantially transferred the risks and rewards intrinsic to these receivables to the bank and therefore they were derecognized. As of December 31, 2023, the Company has no collections in advance benefits.

3.12.8 – Convertible Notes

The Company recognizes convertible notes measured at their fair value using the market approach which consist in using price and relevant information generated by market transactions involving identical or comparable assets, liabilities or group of assets and liabilities, such as a business.

As of December 31, 2024 and 2023, the fair value of the loan agreement amounted to 2,154 and 3,359 disclosed as other financial assets current, respectively, and 8,404 and 5,751 disclosed as other financial assets non-current, respectively.

The Company maintains several note purchase agreements pursuant to which the Company provided financing facilities. Interest on the entire outstanding principal balance is computed at annual rates ranging from 2% to 12%. The Company has the right to convert all or any portion of the outstanding principal into equity interests of the startups.

During 2024, the Company recognized a loss of 1,114 related to the derecognition of matured convertibles notes.

3.12.9 – Equity Instruments

The Company recognizes equity instruments measured at their fair value using the market approach which consist in using price and relevant information generated by market transactions involving identical or comparable assets, liabilities or group of assets and liabilities, such as a business.

During 2024 the Company recognized a gain for a total amount of 418 related to the outcome stock sale of Latam shares.

As of December 31, 2024 and 2023, the fair value of equity instruments amounted to 32,955 and 28,743 disclosed as other financial assets non-current and nil and 611 disclosed as other financial assets current.

Financial liabilities and equity instruments issued by the Company
3.13 – Financial liabilities and equity instruments issued by the Company

3.13.1 – Classification as debt or equity

Debt and equity instruments issued by the Company and its subsidiaries are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

3.13.2 – Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3.13.3 – Financial liabilities

Financial liabilities, including trade payables, other liabilities and borrowings, are initially measured at fair value, net of transaction costs.
Financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Put option over non-controlling interest in subsidiary

On July 8, 2021 the Company entered into a Put and Call option agreement with the non-controlling shareholders over the remaining twenty percent (20%) of Walmeric Soluciones, S.L., which can be exercised by the non-controlling shareholders from March 1, 2022 till March 1, 2024.

During 2022 the sellers of Walmeric exercised their put option for the 6% over the non-controlling interest for a total consideration of 5,166.

On March 16, 2023, Software Product Creation, S.L. (the "Majority Shareholder") with Internet Business Intelligent Insite, S.L. and Next Generation Communication Services (jointly referred to as the "the Sellers"), entered into a new agreement pursuant to which the parties agree to transfer the remaining shares (the 14% of non-controlling interest) for a cash payment equal to the value of the Put Option of the year 2023 plus a contingent consideration to be determined based on the terms of the Put Option of the year 2024, which is subject to the achievement of financial targets for the year 2023. The result for the transaction amounted to 1,589 and is disclosed in Other income and expenses, net line item.

On October 19, 2023, Globant España entered into a Put and Call option agreement with the non-controlling shareholders over the remaining forty per cent (40%) of GUT Agency LTD ("GUT") which can be exercised by the non-controlling shareholders from March 1, 2024 till April 15, 2027.

During 2024 the sellers of GUT exercised their put option for the 10% over the non-controlling interest for a total consideration of 25,793.

The amount that may become payable under the option on exercise is initially recognized at the present value of the redemption amount within other financial liabilities with a corresponding charge directly to equity. The charge to equity is recognized separately as written put options over non-controlling interests.
The liability is subsequently accreted through finance charges up to the redemption amount that is payable at the date at which the option first becomes exercisable. In the event that the option expires unexercised, the liability is derecognised with a corresponding adjustment to equity.

As of December 31, 2024, the Company has recognized as current and non-current other financial liabilities the written put option for an amount 26,877 and 46,741, respectively, equal to the present value of the redemption amount. As of December 31, 2023, the Company has recognized as current and non-current other financial liabilities the written put option for an amount 13,006 and 62,807, respectively, equal to the present value of the redemption amount. Changes in the measurement of the gross obligation will be recognized in the statements of changes in equity.

3.13.4 – Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
Cash and cash equivalents	Cash and cash equivalents

For the purposes of the statement of cash flows, cash and cash equivalents include cash on hand and in banks and short-term highly liquid investments (original maturity of less than 90 days). In the consolidated statement of financial position, bank overdrafts are included in borrowings within current liabilities.
Cash and cash equivalents as shown in the statement of cash flows only includes cash and bank balances and time deposits as disclosed in note 11.
Reimbursable expenses	Reimbursable expenses

Out-of-pocket and travel expenses are recognized as expense in the statements of comprehensive income in the year they are incurred. Reimbursable expenses are billed to customers and presented within the line item "Revenues" in the statements of comprehensive income for the year.
Share-based and cash-settle compensation plan	Share-based and cash-settle compensation plan

The Company has a share-based and cash-settle compensation plan for executives and employees of the Company and its subsidiaries. Equity-settled share-based and cash-settle payments to employees are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based and cash-settle transactions are set forth in note 25.

The fair value determined at the grant date of the equity-settled share-based payments is recognized to spread the fair value of each award over the vesting period on a straight-line basis, based on the Company’s estimate of equity instruments that will potentially vest, with a corresponding increase in equity. Cash-settle are recorded as liabilities and adjusted to fair value at the end of each reporting period.

Components of other comprehensive income	Components of other comprehensive income

Components of other comprehensive income are items of income and expense that are not recognized in profit or loss as required or permitted by other IFRSs. The Company included gains and losses arising from translating the financial statements of a foreign operation, the gains and losses related to the valuation of the financial assets measured at fair value through other comprehensive income and the effective portion of changes in the fair value of derivatives hedging instruments that are designated and qualify as cash flow hedges.
Gain on transactions with bonds	Gain on transactions with bonds
During the year ended December 31, 2024, 2023 and 2022, the Company's Argentine subsidiaries, through cash received from intercompany loans and repayments of intercompany loans, acquired Argentine sovereign bonds in the U.S. market denominated in U.S. dollars.
After acquiring these bonds, the Company's Argentine subsidiaries sold those bonds in the Argentine market. The fair value of these bonds in the Argentine market (in Argentine pesos) during the year ended December 31, 2024 and 2023 was higher than its quoted price in the U.S. market (in U.S dollars) converted at the official exchange rate prevailing in Argentina, which is the rate used to convert these transactions in foreign currency into the Company's Argentine subsidiaries' functional currency, thus, as a result, the Company recognized a gain when remeasuring the fair value of the bonds in Argentine pesos into U.S. dollars at the official exchange rate prevailing in Argentina.
During the year ended December 31, 2024, 2023 and 2022, the Company recorded a gain amounting to 4,958, 9,157 and 13,883, respectively, due to the above mentioned transactions that were disclosed under the caption "Other financial results, net" in the consolidated statement of comprehensive income.